Mineral Properties, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Mineral properties, plant and equipment consist of:

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2023
Net of accumulated depreciation	$962.7	$442.2	$428.5	$393.0	$2,226.4
Additions	315.5	21.0	25.2	71.5	433.2
Yamana acquisition (Note 8)	1,474.1	2,667.8	205.4	707.1	5,054.4
Net smelter return royalties acquired (Note 9)	—	—	101.1	—	101.1
Disposals	(1.4)	—	(0.1)	(6.5)	(8.0)
Disposition of subsidiaries (Note 9)	—	(1,436.4)	(142.1)	—	(1,578.5)
Depreciation and amortization (1)	(297.2)	(1.8)	—	(187.0)	(486.0)
Depreciation charge captured in inventory	(0.2)	—	—	—	(0.2)
Impairment charge (Note 15)	10.3	(42.4)	—	(46.5)	(78.6)
Transfers	(62.6)	(18.3)	14.2	66.7	—
Closure and decommissioning – changes in estimate (Note 19)	11.3	—	—	—	11.3
As at December 31, 2023	$2,412.5	$1,632.1	$632.2	$998.3	$5,675.1
Cost as at December 31, 2023	$4,348.5	$2,531.4	$687.1	$2,052.6	$9,619.6
Accumulated depreciation and impairments	(1,936.0)	(899.3)	(54.9)	(1,054.3)	(3,944.5)
Carrying value – December 31, 2023	$2,412.5	$1,632.1	$632.2	$998.3	$5,675.1
(1)Includes $1.8 million of depreciation and amortization included in mine care and maintenance for the year ended December 31, 2023.

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2022
Net of accumulated depreciation	$1,115.9	$327.4	$426.5	$474.7	$2,344.5
Additions	237.3	42.8	—	20.5	300.6
Disposals	(11.3)	—	—	(5.8)	(17.1)
Depreciation and amortization (1)	(201.3)	(6.4)	—	(113.3)	(321.0)
Depreciation charge captured in inventory	(19.5)	—	—	—	(19.5)
Impairment charge (Note 15)	(73.7)	(0.5)	—	(24.9)	(99.1)
Transfers	(122.7)	78.9	2.0	41.8	—
Closure and decommissioning – changes in estimate (Note 19)	38.0	—	—	—	38.0
As at December 31, 2022	$962.7	$442.2	$428.5	$393.0	$2,226.4
Cost as at December 31, 2022	$3,123.6	$617.4	$841.3	$1,281.4	$5,863.7
Accumulated depreciation and impairments	(2,160.9)	(175.2)	(412.8)	(888.4)	(3,637.3)
Carrying value – December 31, 2022	$962.7	$442.2	$428.5	$393.0	$2,226.4
(1)Includes $5.1 million of depreciation and amortization included in mine care and maintenance for the year ended December 31, 2022.

		December 31, 2023			December 31, 2022
		Cost	Accumulated Depreciation and Impairment	Carrying Value	Cost	Accumulated Depreciation and Impairment	Carrying Value
Producing:
Brazil	Jacobina(2)	$1,539.1	$(85.5)	$1,453.6	$—	$—	$—
Chile	El Peñon(2)	477.7	(56.7)	421.0	—	—	—
	Minera Florida(2)	167.6	(15.9)	151.7	—	—	—
Peru	Huaron	261.6	(146.1)	115.5	231.3	(143.2)	88.1
	Shahuindo	690.6	(265.7)	424.9	636.5	(179.4)	457.1
	La Arena	307.9	(178.8)	129.1	286.2	(143.0)	143.2
Mexico	La Colorada	443.4	(224.8)	218.6	403.7	(205.1)	198.6
	Dolores	1,777.5	(1,680.7)	96.8	1,783.7	(1,586.4)	197.3
Argentina	Cerro Moro(2)	142.5	(22.9)	119.6	—	—	—
Bolivia	San Vicente	160.7	(127.8)	32.9	156.3	(119.3)	37.0
Canada	Timmins	400.7	(165.8)	234.9	359.4	(133.1)	226.3
	Other	31.9	(19.6)	12.3	29.6	(21.4)	8.2
		$6,401.2	$(2,990.3)	$3,410.9	$3,886.7	$(2,530.9)	$1,355.8
Non-Producing/Depletable:
	Land	$14.4	$(1.0)	$13.4	$6.9	$(1.0)	$5.9
Brazil	Jacobina(2)	982.6	—	982.6	—	—	—
Chile	El Peñon(2)	227.7	—	227.7	—	—	—
	Minera Florida(2)	28.9	—	28.9	—	—	—
	Jeronimo (2) (3)	—	—	—	—	—	—
	Le Pepa(2)	49.7	—	49.7	—	—	—
Peru	La Arena	117.0	—	117.0	117.0	—	117.0
	Morococha	—	—	—	238.8	(158.1)	80.7
Mexico	Minefinders	77.2	(37.5)	39.7	77.2	(37.5)	39.7
	La Colorada	119.1		119.1	94.7	—	94.7
Argentina	Manantial Espejo(1)	518.4	(518.4)	—	518.4	(518.4)	—
	Navidad	566.6	(376.2)	190.4	566.6	(376.1)	190.5
Guatemala	Escobal	257.2	(3.8)	253.4	260.4	(3.1)	257.3
Canada	Timmins	62.9	—	62.9	63.0	—	63.0
	Other(3)	196.8	(17.4)	179.4	34.0	(12.2)	21.8
		$3,218.5	$(954.3)	$2,264.2	$1,977.0	$(1,106.4)	$870.6
Total		$9,619.7	$(3,944.6)	$5,675.1	$5,863.7	$(3,637.3)	$2,226.4
(1)Manantial Espejo was placed on care and maintenance in January 2023.
(2)Acquisition properties (Note 8).
(3)Includes a $90 million NSR received upon the disposition of MARA (Note 9).